Consolidated Balance Sheets - USD ($) $ in Millions	May. 31, 2015	Nov. 30, 2014
Current Assets
Cash and cash equivalents	$ 298	$ 331
Trade and other receivables, net	380	332
Insurance recoverables	176	154
Inventories	327	349
Prepaid expenses and other	298	322
Total current assets	1,479	1,488
Property and Equipment, Net	32,179	32,819
Goodwill	3,041	3,127
Other Intangibles	1,247	1,270
Other Assets	665	744
Total assets	38,611	39,448
Current Liabilities
Short-term borrowings	305	666
Current portion of long-term debt	1,316	1,059
Accounts payable	637	626
Claims reserve	295	262
Accrued liabilities and other	1,223	1,276
Customer deposits	3,907	3,032
Total current liabilities	7,683	6,921
Long-Term Debt	6,648	7,363
Other Long-Term Liabilities	$ 1,028	$ 960
Contingencies
Shareholders’ Equity
Additional paid-in capital	$ 8,412	$ 8,384
Retained earnings	19,041	19,158
Accumulated other comprehensive loss	(1,479)	(616)
Treasury stock, 59 shares at 2015 and 2014 of Carnival Corporation and 32 shares at 2015 and 2014 of Carnival plc, at cost	(3,087)	(3,087)
Total shareholders’ equity	23,252	24,204
Liabilities and Equity, Total	38,611	39,448
Common Stock
Shareholders’ Equity
Common stock	7	7
Ordinary Shares
Shareholders’ Equity
Common stock	$ 358	$ 358